Restatement of Previously Issued Consolidated Financial Statements - CONSOLIDATED STATEMENT OF CHANGES TO SHAREHOLDERS' EQUITY (DEFICIT) (Details) - USD ($)	3 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity	$ 5,957,414	$ 3,268,589	$ 7,598	$ 4,902,380	$ 459,367	$ 4,841,550	$ 4,368,711				$ 22,235,306	$ 7,598	$ 4,368,711	$ 7,598	$ 4,368,711	$ 7,598	$ 4,368,711	$ 22,235,306
Stock-based compensation																325,523	1,047,387	1,649,044
Issuance of ordinary shares																22,304,967	11,434,137	1,100,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital																900,000
Exercise of warrants																27,500
Issuance of share capital upon conversion of deferred shares																0
Subdivision of ordinary shares																0
Reclassification of warrants to shareholders' equity																3,199,553
Issuance of share capital to directors																		0
Comprehensive income (loss)	909,778	(7,485,852)	(3,968,132)		(2,878,613)	(6,107,889)	(79,343)					(11,453,984)	(6,187,232)	(10,544,206)	(9,065,845)	(17,380,822)	(16,842,637)	(20,615,639)
Shareholders' Equity	6,948,299	5,957,414	3,268,589	7,598	4,902,380	459,367	4,841,550	$ 4,368,711				5,957,414	459,367	6,948,299	4,902,380	9,384,319	7,598	4,368,711
Common Stock
Shareholders' Equity	$ 46,578,543	$ 40,085,648	$ 31,987,016	$ 30,123,701	$ 24,538,137	$ 23,716,875	$ 23,651,277	$ 23,651,277	$ 22,927,534	$ 22,927,534	$ 22,927,534	$ 31,987,016	$ 23,651,277	$ 31,987,016	$ 23,651,277	$ 31,987,016	$ 23,651,277	$ 22,927,534
Shareholders' Equity (in shares)	3,386,573,113	2,872,895,513	2,245,865,913	2,100,865,913	1,650,693,413	1,585,693,413	1,580,693,413	1,580,693,413	1,525,693,393	1,525,693,393	1,525,693,393	2,245,865,913	1,580,693,413	2,245,865,913	1,580,693,413	2,245,865,913	1,580,693,413	1,525,693,393
Stock-based compensation																$ 0	$ 0	$ 0
Issuance of ordinary shares		$ 5,953,175	$ 8,098,632	$ 1,863,315	$ 5,585,564	$ 821,262	$ 65,598		$ 723,743							$ 20,051,809	$ 8,335,739	$ 723,743
Issuance of ordinary shares (in shares)		471,666,700	627,029,600	145,000,000	450,172,500	65,000,000	5,000,000		55,000,000							1,559,455,100	665,172,500	55,000,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital		$ 523,778														$ 523,778
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)		40,760,900														40,760,900
Exercise of warrants		$ 15,941														$ 15,941
Exercise of warrants (in shares)		1,250,000														1,250,000
Issuance of share capital upon conversion of deferred shares																$ 0
Issuance of share capital upon conversion of deferred shares (in shares)																10
Subdivision of ordinary shares																$ (52,193,811)
Reclassification of warrants to shareholders' equity																0
Issuance of share capital to directors																		$ 0
Issuance of share capital to directors (in shares)									20									20
Comprehensive income (loss)																0	$ 0	$ 0
Shareholders' Equity	$ 46,578,543	$ 46,578,543	$ 40,085,648	$ 31,987,016	$ 30,123,701	$ 24,538,137	$ 23,716,875	$ 23,651,277	$ 23,651,277	$ 22,927,534	$ 22,927,534	$ 46,578,543	$ 24,538,137	$ 46,578,543	$ 30,123,701	$ 384,733	$ 31,987,016	$ 23,651,277
Shareholders' Equity (in shares)	3,386,573,113	3,386,573,113	2,872,895,513	2,245,865,913	2,100,865,913	1,650,693,413	1,585,693,413	1,580,693,413	1,580,693,413	1,525,693,393	1,525,693,393	3,386,573,113	1,650,693,413	3,386,573,113	2,100,865,913	3,847,331,923	2,245,865,913	1,580,693,413
Additional Paid-in Capital
Shareholders' Equity	$ 136,380,909	$ 132,699,127	$ 133,568,636	$ 132,549,942	$ 130,813,879	$ 129,909,435	$ 129,422,851	$ 128,901,542	$ 128,225,489	$ 127,873,508	$ 127,397,550	$ 133,568,636	$ 129,422,851	$ 133,568,636	$ 129,422,851	$ 133,568,636	$ 129,422,851	$ 127,397,550
Stock-based compensation	81,107	63,330	100,504	105,941	137,385	409,622	394,439	417,336	403,769	351,981	475,958					325,523	1,047,387	1,649,044
Issuance of ordinary shares		3,230,671	(970,013)	912,753	1,598,678	494,822	92,145	103,973	272,284							2,253,158	3,098,398	376,257
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital		376,222														376,222
Exercise of warrants		11,559														11,559
Reclassification of warrants to shareholders' equity																3,199,553
Issuance of share capital to directors																		0
Comprehensive income (loss)																		0
Shareholders' Equity	136,462,016	136,380,909	132,699,127	133,568,636	132,549,942	130,813,879	129,909,435	129,422,851	128,901,542	128,225,489	127,873,508	136,380,909	130,813,879	136,462,016	132,549,942	139,734,651	133,568,636	129,422,851
Capital Redemption Reserve
Shareholders' Equity							0						0		0		0
Stock-based compensation																	0	0
Issuance of ordinary shares																	0
Subdivision of ordinary shares																52,193,811
Issuance of share capital to directors																		0
Comprehensive income (loss)																		0
Shareholders' Equity								0								52,193,811		0
Accumulated Other Comprehensive Loss
Shareholders' Equity	(617,622)	(571,585)	(348,860)	(402,093)	(405,374)	(245,258)	(352,426)	(296,483)	(230,635)	(203,447)	(236,246)	(348,860)	(352,426)	(348,860)	(352,426)	(348,860)	(352,426)	(236,246)
Stock-based compensation																0	0	0
Issuance of ordinary shares																0	0	0
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital																0
Exercise of warrants																0
Issuance of share capital upon conversion of deferred shares																0
Subdivision of ordinary shares																0
Reclassification of warrants to shareholders' equity																0
Issuance of share capital to directors																		0
Comprehensive income (loss)	(3,676)	(46,037)	(222,725)	53,233	3,281	(160,116)	107,168	(55,943)	(65,848)	(27,188)	32,799					(299,205)	3,566	(116,180)
Shareholders' Equity	(621,298)	(617,622)	(571,585)	(348,860)	(402,093)	(405,374)	(245,258)	(352,426)	(296,483)	(230,635)	(203,447)	(617,622)	(405,374)	(621,298)	(402,093)	(648,065)	(348,860)	(352,426)
Accumulated Deficit
Shareholders' Equity	(176,384,416)	(168,944,601)	(165,199,194)	(157,369,170)	(154,487,275)	(148,539,502)	(148,352,991)	(143,535,141)	(140,007,277)	(132,137,638)	(127,853,532)	(165,199,194)	(148,352,991)	(165,199,194)	(148,352,991)	(165,199,194)	(148,352,991)	(127,853,532)
Stock-based compensation																0	0	0
Issuance of ordinary shares																0	0	0
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital																0
Exercise of warrants																0
Issuance of share capital upon conversion of deferred shares																0
Subdivision of ordinary shares																0
Reclassification of warrants to shareholders' equity																0
Issuance of share capital to directors																		0
Comprehensive income (loss)	913,454	(7,439,815)	(3,745,407)	(7,830,024)	(2,881,895)	(5,947,773)	(186,511)	(4,818,850)	(3,526,864)	(7,869,639)	(4,284,106)					(17,081,617)	(16,846,203)	(20,499,459)
Shareholders' Equity	(175,470,962)	(176,384,416)	(168,944,601)	(165,199,194)	(157,369,170)	(154,487,275)	(148,539,502)	(148,352,991)	(143,535,141)	(140,007,277)	(132,137,638)	(176,384,416)	(154,487,275)	(175,470,962)	(157,369,170)	(182,280,811)	(165,199,194)	(148,352,991)
As Previously Reported
Shareholders' Equity	3,338,907	1,815,627	(1,772,458)	3,250,457	(1,372,415)	1,220,164	3,111,287					(1,772,458)	3,111,287	(1,772,458)	3,111,287	(1,772,458)	3,111,287
Comprehensive income (loss)	1,438,284	(8,362,692)	(3,607,787)		(2,562,072)	(4,277,200)	(2,438,115)					(11,970,479)	(6,715,315)	(10,532,195)	(9,277,387)		(17,102,225)	(16,582,960)
Shareholders' Equity	4,858,298	3,338,907	1,815,627	(1,772,458)	3,250,457	(1,372,415)	1,220,164	3,111,287				3,338,907	(1,372,415)	4,858,298	3,250,457	4,858,298	(1,772,458)	3,111,287
As Previously Reported | Common Stock
Shareholders' Equity	$ 46,578,543	$ 40,085,648	$ 31,987,016	$ 30,123,701	$ 24,538,137	$ 23,716,875	$ 23,651,277	$ 23,651,277	$ 22,927,534	$ 22,927,534	$ 22,927,534	$ 31,987,016	$ 23,651,277	$ 31,987,016	$ 23,651,277	$ 31,987,016	$ 23,651,277	$ 22,927,534
Shareholders' Equity (in shares)	3,386,573,113	2,872,895,513	2,245,865,913	2,100,865,913	1,650,693,413	1,585,693,413	1,580,693,413	1,580,693,413	1,525,693,393	1,525,693,393	1,525,693,393	2,245,865,913	1,580,693,413	2,245,865,913	1,580,693,413	2,245,865,913	1,580,693,413	1,525,693,393
Issuance of ordinary shares		$ 5,953,175	$ 8,098,632	$ 1,863,315	$ 5,585,564	$ 821,262	$ 65,598		$ 723,743
Issuance of ordinary shares (in shares)		471,666,700	627,029,600	145,000,000	450,172,500	65,000,000	5,000,000		55,000,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital		$ 523,778
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)		40,760,900
Exercise of warrants		$ 15,941
Exercise of warrants (in shares)		1,250,000
Issuance of share capital to directors (in shares)									20
Shareholders' Equity	$ 46,578,543	$ 46,578,543	$ 40,085,648	$ 31,987,016	$ 30,123,701	$ 24,538,137	$ 23,716,875	$ 23,651,277	$ 23,651,277	$ 22,927,534	$ 22,927,534	$ 46,578,543	$ 24,538,137	$ 46,578,543	$ 30,123,701		$ 31,987,016	$ 23,651,277
Shareholders' Equity (in shares)	3,386,573,113	3,386,573,113	2,872,895,513	2,245,865,913	2,100,865,913	1,650,693,413	1,585,693,413	1,580,693,413	1,580,693,413	1,525,693,393	1,525,693,393	3,386,573,113	1,650,693,413	3,386,573,113	2,100,865,913		2,245,865,913	1,580,693,413
As Previously Reported | Additional Paid-in Capital
Shareholders' Equity	$ 112,989,141	$ 109,596,064	$ 110,498,824	$ 109,560,217	$ 107,960,836	$ 107,097,477	$ 106,616,083	$ 106,239,087	$ 105,627,489	$ 105,275,508	$ 104,799,550	$ 110,498,824	$ 106,616,083	$ 110,498,824	$ 106,616,083	$ 110,498,824	$ 106,616,083	$ 104,799,550
Stock-based compensation	81,107	63,330	100,504	105,941	137,385	409,622	394,439	417,336	403,769	351,981	475,958
Issuance of ordinary shares		2,941,966	(1,003,264)	832,666	1,461,996	453,737	86,955	(40,340)	207,829
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital		376,222
Exercise of warrants		11,559
Shareholders' Equity	113,070,248	112,989,141	109,596,064	110,498,824	109,560,217	107,960,836	107,097,477	106,616,083	106,239,087	105,627,489	105,275,508	112,989,141	107,960,836	113,070,248	109,560,217		110,498,824	106,616,083
As Previously Reported | Accumulated Other Comprehensive Loss
Shareholders' Equity	(617,622)	(571,585)	(348,860)	(402,093)	(405,374)	(245,258)	(352,426)	(296,483)	(230,635)	(203,447)	(236,246)	(348,860)	(352,426)	(348,860)	(352,426)	(348,860)	(352,426)	(236,246)
Comprehensive income (loss)	(3,676)	(46,037)	(222,725)	53,233	3,281	(160,116)	107,168	(55,943)	(65,848)	(27,188)	32,799
Shareholders' Equity	(621,298)	(617,622)	(571,585)	(348,860)	(402,093)	(405,374)	(245,258)	(352,426)	(296,483)	(230,635)	(203,447)	(617,622)	(405,374)	(621,298)	(402,093)		(348,860)	(352,426)
As Previously Reported | Accumulated Deficit
Shareholders' Equity	(155,611,155)	(147,294,500)	(143,909,438)	(136,031,368)	(133,466,014)	(129,348,930)	(126,803,647)	(123,290,893)	(119,697,638)	(111,675,442)	(110,336,867)	(143,909,438)	(126,803,647)	(143,909,438)	(126,803,647)	(143,909,438)	(126,803,647)	(110,336,867)
Comprehensive income (loss)	1,441,960	(8,316,655)	(3,385,062)	(7,878,070)	(2,565,354)	(4,117,084)	(2,545,283)	(3,512,754)	(3,593,255)	(8,022,196)	(1,338,575)
Shareholders' Equity	(154,169,195)	(155,611,155)	(147,294,500)	(143,909,438)	(136,031,368)	(133,466,014)	(129,348,930)	(126,803,647)	(123,290,893)	(119,697,638)	(111,675,442)	(155,611,155)	(133,466,014)	(154,169,195)	(136,031,368)		(143,909,438)	(126,803,647)
Adjustment
Shareholders' Equity		(288,705)	(321,956)	(402,042)	(538,725)	(579,810)	(585,000)					(321,956)	(585,000)	(321,956)	(585,000)	(321,956)	(585,000)
Shareholders' Equity			(288,705)	(321,956)	(402,042)	(538,725)	(579,810)	(585,000)					(538,725)		(402,042)		(321,956)	(585,000)
Adjustment | Additional Paid-in Capital
Shareholders' Equity	793,768	505,063	471,812				208,768	64,455				471,812	208,768	471,812	208,768	471,812	208,768
Issuance of ordinary shares		288,705	33,251					144,313	64,455
Shareholders' Equity	793,768	793,768	505,063	471,812				208,768	64,455			793,768		793,768			471,812	208,768
Adjustment | Accumulated Deficit
Shareholders' Equity	(793,768)	(793,768)	(793,768)				(793,768)	(649,455)				(793,768)	(793,768)	(793,768)	(793,768)	(793,768)	(793,768)
Comprehensive income (loss)								(144,313)	(649,455)
Shareholders' Equity	(793,768)	(793,768)	(793,768)	(793,768)				(793,768)	(649,455)			(793,768)		(793,768)			(793,768)	(793,768)
Adjustment | Majority Shareholder
Shareholders' Equity		1,741,667	2,102,012				1,842,424					2,102,012	1,842,424	2,102,012	1,842,424	2,102,012	1,842,424
Comprehensive income (loss)	(528,506)	876,840	(360,345)		(316,541)	(1,830,689)	2,358,772					516,495	528,083	(12,011)	211,542		259,588	(3,238,911)
Shareholders' Equity			1,741,667	2,102,012				1,842,424								2,090,001	2,102,012	1,842,424
Adjustment | Majority Shareholder | Additional Paid-in Capital
Shareholders' Equity	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000
Shareholders' Equity	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000	22,598,000		22,598,000	22,598,000
Adjustment | Majority Shareholder | Accumulated Deficit
Shareholders' Equity	(19,979,493)	(20,856,333)	(20,495,988)	(20,544,034)	(20,227,493)	(18,396,804)	(20,755,576)	(19,593,793)	(20,309,639)	(20,462,196)	(17,516,665)	(20,495,988)	(20,755,576)	(20,495,988)	(20,755,576)	(20,495,988)	(20,755,576)	(17,516,665)
Comprehensive income (loss)	(528,506)	876,840	(360,345)	48,046	(316,541)	(1,830,689)	2,358,772	(1,161,783)	715,846	152,557	(2,945,531)
Shareholders' Equity	(20,507,999)	(19,979,493)	(20,856,333)	(20,495,988)	(20,544,034)	(20,227,493)	(18,396,804)	(20,755,576)	$ (19,593,793)	$ (20,309,639)	$ (20,462,196)	(19,979,493)	(20,227,493)	(20,507,999)	(20,544,034)		(20,495,988)	(20,755,576)
Adjustment | Aspire Capital Fund LLC
Shareholders' Equity			(321,956)									(321,956)		(321,956)		(321,956)
Comprehensive income (loss)																		(793,768)
Shareholders' Equity				(321,956)													(321,956)
Adjustment | Aspire Capital Fund LLC | Additional Paid-in Capital
Shareholders' Equity			471,812	391,725	255,043	213,958	208,768					471,812	208,768	471,812	208,768	471,812	208,768
Issuance of ordinary shares				80,087	136,682	41,085	5,190
Shareholders' Equity				471,812	391,725	255,043	213,958	208,768					255,043		391,725		471,812	208,768
Adjustment | Aspire Capital Fund LLC | Accumulated Deficit
Shareholders' Equity			$ (793,768)	(793,768)	(793,768)	(793,768)	(793,768)					(793,768)	(793,768)	(793,768)	(793,768)	$ (793,768)	(793,768)
Shareholders' Equity				(793,768)	(793,768)	(793,768)	(793,768)	$ (793,768)					(793,768)		(793,768)		$ (793,768)	$ (793,768)
Adjustment | Aspire Capital Fund LLC | Majority Shareholder
Shareholders' Equity	2,618,507			$ 2,053,965	2,370,507	4,201,196
Shareholders' Equity	$ 2,090,001	$ 2,618,507			$ 2,053,965	$ 2,370,507	$ 4,201,196					$ 2,618,507	$ 2,370,507	$ 2,090,001	$ 2,053,965